FAIR VALUE MEASUREMENTS - Reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable (Details) - Contingent consideration
$ in Thousands
12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of the year	$ 105,670
Fair value change	(65,594)
Exchange difference	2,466
Contingent liability assumed by Renren	(42,542)
Balance at end of the year	$ 0